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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

 INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT TO SECTION
       13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

       Report for the Calendar Year or Quarter Ended December 31, 2005.

               (Please read instructions before preparing form.)

If amended report check here: [ ]

                                Michael J. Puzo
--------------------------------------------------------------------------------
                   Name of Institutional Investment Manager

Hemenway & Barnes      60 State Street      Boston,            MA         02109
--------------------------------------------------------------------------------
Business Address          (Street)          (City)           (State)      (Zip)

                                (617) 227-7940
--------------------------------------------------------------------------------
  Name, Phone No., and Title of Person Duly Authorized to Submit This Report.

                                   ATTENTION

  Intentional misstatements or omissions of facts constitute Federal Criminal
             Violations. See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a)

 The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this
  Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

   Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Boston and State of Massachusetts on the 14th day of February, 2006.

                                                  Michael J. Puzo
                                                  -----------------------------
                                                  (Name of Institutional
                                                  Investment Manager)


                                                  -----------------------------
                                                  (Manual Signature of Person
                                                  Duly Authorized to Submit
                                                  This Report)

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filled (other than the one filing this report): (List in alphabetical order).

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name:                        13F File No.: Name:                  13F File No.:
-----                        ------------- -----                  -------------
1.  Brian C. Broderick (12)*   28-11136    6.  Kurt F. Somerville   28-10379
                                                 (32)*
2.  Timothy F. Fidgeon         28-06169    7.  _______________    ____________
3.  Roy A. Hammer              28-5798     8.  _______________    ____________
4.  Stephen W. Kidder (35)*    28-11134    9.  _______________    ____________
5.  Lawrence T. Perera         28-06167    10. _______________    ____________

* Refers to manager number on attached detail in Item 7.

                                                                        PAGE: 1

AS OF: DECEMBER 31, 2005      FORM 13F        SEC FILE # MICHAEL J PUZO\28-06165

                                                                ITEM 6:                 ITEM 8:
                                                     ITEM 5:  INVESTMENT           VOTING AUTHORITY
                               ITEM 3:    ITEM 4:   SHARES OR DISCRETION           -----------------
   ITEM 1:        ITEM 2:       CUSIP   FAIR MARKET PRINCIPAL ----------- ITEM 7:  (A)   (B)    (C)
NAME OF ISSUER TITLE OF CLASS  NUMBER      VALUE     AMOUNT   (A) (B) (C) MANAGERS SOLE SHARED  NONE
-------------- -------------- --------- ----------- --------- --- --- --- -------- ---- ------- ----
ABBOTT LABS    COMMON STOCK   002824100      242495      6150         xx                   4650
                                                                      xx     35            1500

ALBERTO        COMMON STOCK   013068101     1552069     33925         xx                   3425
CULVER CO                                                             xx     12            1700
                                                                      xx     32             400
                                                                      xx     35           28400

AMAZON NOTE    CONV.          023135AF3     3657556   3805000         xx                 845000
CONV SUB DEB   CORPORATE                                              xx     12          430000
               BONDS                                                  xx     32          540000
                                                                      xx     35         1990000

AMGEN INC.     COMMON STOCK   031162100     4089128     51853         xx                  19105
                                                                      xx     12            2660
                                                                      xx     32           13100
                                                                      xx     35           16988

ANALOG         COMMON STOCK   032654105     2339083     65210         xx                  19050
DEVICES, INC.                                                         xx     12            4950
                                                                      xx     32           10200
                                                                      xx     35           31010

APTARGROUP     COMMON STOCK   038336103     2688404     51502         xx                  10890
INC.                                                                  xx     12            3350
                                                                      xx     32            9400
                                                                      xx     35           27862

AUTOMATIC      COMMON STOCK   053015103     1493953     32548         xx                  17148
DATA                                                                  xx     12            1000
PROCESSING                                                            xx     32           12800
                                                                      xx     35            1600

AVERY          COMMON STOCK   053611109      674294     12200         xx                   3000
DENNISON                                                              xx     12             600
CORP.                                                                 xx     32             700
                                                                      xx     35            7900

                                                                        PAGE: 2

AS OF: DECEMBER 31, 2005      FORM 13F        SEC FILE # MICHAEL J PUZO\28-06165

                                                                ITEM 6:                 ITEM 8:
                                                     ITEM 5:  INVESTMENT           VOTING AUTHORITY
                               ITEM 3:    ITEM 4:   SHARES OR DISCRETION           -----------------
   ITEM 1:        ITEM 2:       CUSIP   FAIR MARKET PRINCIPAL ----------- ITEM 7:  (A)   (B)    (C)
NAME OF ISSUER TITLE OF CLASS  NUMBER      VALUE     AMOUNT   (A) (B) (C) MANAGERS SOLE SHARED  NONE
-------------- -------------- --------- ----------- --------- --- --- --- -------- ---- ------- ----
AVON           COMMON STOCK   054303102      281817      9871         xx
PRODUCTS INC.                                                                              9871

B P PLC ADR    COMMON STOCK   055622104     4398685     68494         xx                  25260
                                                                      xx     12            8005
                                                                      xx     32           22545
                                                                      xx     35           12684

BARRICK GOLD   COMMON STOCK   067901108      497480     17850         xx     35           17850
CORP

BEA SYSTEMS    CORPORATE      073325AD4     3689288   3755000         xx                 985000
INC.           BONDS                                                  xx     12          435000
                                                                      xx     32          660000
                                                                      xx     35         1675000

BERKSHIRE      CLASS B        084670207      598842       204         xx                    176
HATHAWAY                                                              xx     12               4
INC.                                                                  xx     32              24

BIOMET INC.    COMMON STOCK   090613100     1502332     41081         xx                  10625
                                                                      xx     12            2610
                                                                      xx     32            5400
                                                                      xx     35           22446

BRISTOL-MYERS  COMMON STOCK   110122108      557954     24280         xx                  10900
SQUIBB CO.                                                            xx     32           12180
                                                                      xx     35            1200

CANADIAN       COMMON STOCK   136375102     2729659     34125         xx                  12065
NATIONAL                                                              xx     12            3485
RAILWAY CO.                                                           xx     32            7300
                                                                      xx     35           11275

CHIQUITA       COMMON STOCK   170032809      480240     24000         xx                   3500
BRANDS INTL                                                           xx     32             300
INC.                                                                  xx     35           20200

                                                                        PAGE: 3

AS OF: DECEMBER 31, 2005      FORM 13F        SEC FILE # MICHAEL J PUZO\28-06165

                                                                ITEM 6:                ITEM 8:
                                                     ITEM 5:  INVESTMENT           VOTING AUTHORITY
                               ITEM 3:    ITEM 4:   SHARES OR DISCRETION           ----------------
   ITEM 1:        ITEM 2:       CUSIP   FAIR MARKET PRINCIPAL ----------- ITEM 7:  (A)   (B)   (C)
NAME OF ISSUER TITLE OF CLASS  NUMBER      VALUE     AMOUNT   (A) (B) (C) MANAGERS SOLE SHARED NONE
-------------- -------------- --------- ----------- --------- --- --- --- -------- ---- ------ ----
CISCO SYS INC. COMMON STOCK   17275R102      557290     32552         xx                  8004
                                                                      xx     12           2648
                                                                      xx     32          19300
                                                                      xx     35           2600

COLGATE        COMMON STOCK   194162103      351863      6415         xx                  2600
PALMOLIVE CO.                                                         xx     32           3015
                                                                      xx     35            800

DOW CHEMICAL   COMMON STOCK   260543103      219100      5000         xx                  3200
CO.                                                                   xx     32           1800

DOW JONES &    COMMON STOCK   260561105     1394757     39300         xx                 38900
CO. INC.                                                              xx     32            400

DOW JONES &    CLASS B        260561204      832241     23450
CO. INC.       (RESTRICTED)                                           xx                 23450

E I DU PONT DE COMMON STOCK   263534109      420028      9883         xx                  2261
NEMOURS & CO.                                                         xx     12           2982
                                                                      xx     32           4640

E M C CORP.    COMMON STOCK   268648102      976282     71680         xx                 33400
                                                                      xx     12           6180
                                                                      xx     32          28500
                                                                      xx     35           3600

EMERSON        COMMON STOCK   291011104     2608898     34925         xx                 12415
ELECTRIC CO.                                                          xx     12           5035
                                                                      xx     32           9600
                                                                      xx     35           7875

ENCANA         COMMON STOCK   292505104     3641160     80628         xx                 31950
                                                                      xx     12           8820
                                                                      xx     32          20000
                                                                      xx     35          19858

                                                                        PAGE: 4

AS OF: DECEMBER 31, 2005      FORM 13F        SEC FILE # MICHAEL J PUZO\28-06165

                                                                 ITEM 6:                ITEM 8:
                                                      ITEM 5:  INVESTMENT           VOTING AUTHORITY
                                ITEM 3:    ITEM 4:   SHARES OR DISCRETION           ----------------
   ITEM 1:         ITEM 2:       CUSIP   FAIR MARKET PRINCIPAL ----------- ITEM 7:  (A)   (B)   (C)
NAME OF ISSUER  TITLE OF CLASS  NUMBER      VALUE     AMOUNT   (A) (B) (C) MANAGERS SOLE SHARED NONE
--------------  -------------- --------- ----------- --------- --- --- --- -------- ---- ------ ----
EXXON MOBIL     COMMON STOCK   30231G102     3056322   54412           xx                 14850
CORP.                                                                  xx     12          12580
                                                                       xx     32          21232
                                                                       xx     35           5750

FUEL CELL       COMMON STOCK   35952H106      217933   25730           xx                 12750
ENERGY INC.                                                            xx     12           2380
                                                                       xx     32          10400
                                                                       xx     35            200

GENERAL         COMMON STOCK   369604103     3388669   96681           xx                 34821
ELECTRIC CO.                                                           xx     12          19300
                                                                       xx     32          30800
                                                                       xx     35          11760

HELMERICH &     COMMON STOCK   423452101      253831    4100           xx                  2300
PAYNE INC.                                                             xx     32           1600
                                                                       xx     35            200

HEWLETT-        COMMON STOCK   428236103      220451    7700           xx                  2200
PACKARD CO.                                                            xx     32           4400
                                                                       xx     35           1100

INTEL           COMMON STOCK   458140100     4189960  167867           xx                 71737
CORPORATION                                                            xx     12          12900
                                                                       xx     32          44300
                                                                       xx     35          38930

JEFFERSON-PILOT COMMON STOCK   475070108     3250988   57105           xx                 23557
CORP.                                                                  xx     12           7555
                                                                       xx     32          18386
                                                                       xx     35           7607

JOHNSON &       COMMON STOCK   478160104     5438028   90483           xx                 32337
JOHNSON                                                                xx     12          12074
                                                                       xx     32          24630
                                                                       xx     35          21442

                                                                        PAGE: 5

AS OF: DECEMBER 31, 2005      FORM 13F        SEC FILE # MICHAEL J PUZO\28-06165

                                                                ITEM 6:                ITEM 8:
                                                     ITEM 5:  INVESTMENT           VOTING AUTHORITY
                               ITEM 3:    ITEM 4:   SHARES OR DISCRETION           ----------------
   ITEM 1:        ITEM 2:       CUSIP   FAIR MARKET PRINCIPAL ----------- ITEM 7:  (A)   (B)   (C)
NAME OF ISSUER TITLE OF CLASS  NUMBER      VALUE     AMOUNT   (A) (B) (C) MANAGERS SOLE SHARED NONE
-------------- -------------- --------- ----------- --------- --- --- --- -------- ---- ------ ----
KOPIN          COMMON STOCK   500600101      243960     45600         xx                 17600
                                                                      xx     12           6800
                                                                      xx     35          21200

LIFELINE SYS.  COMMON STOCK   532192101      867423     23726         xx                  1900
INC.                                                                  xx     12            900
                                                                      xx     32            300
                                                                      xx     35          20626

ELI LILLY &    COMMON STOCK   532457108      243337      4300         xx     12           1600
CO.                                                                   xx     32           2700

MERCK & CO.    COMMON STOCK   589331107     1613403     50720         xx                 21410
INC.                                                                  xx     12           6410
                                                                      xx     32          13850
                                                                      xx     35           9050

MICROSOFT      COMMON STOCK   594918104     1845170     70561         xx                 15771
CORP.                                                                 xx     12           3100
                                                                      xx     32          35200
                                                                      xx     35          16490

NOKIA CORP.    COMMON STOCK   654902204     1458949     79724         xx                 19925
ADR A                                                                 xx     12           4565
                                                                      xx     32          15400
                                                                      xx     35          39834

ORACLE CORP    COMMON STOCK   68389X105      781123     63974         xx                  7950
                                                                      xx     12           5800
                                                                      xx     32          15600
                                                                      xx     35          34624

PEPSICO INC.   COMMON STOCK   713448108     2071699     35066         xx                  5460
                                                                      xx     12           2244
                                                                      xx     32          13700
                                                                      xx     35          13662

                                                                        PAGE: 6

AS OF: DECEMBER 31, 2005      FORM 13F        SEC FILE # MICHAEL J PUZO\28-06165

                                                                ITEM 6:                ITEM 8:
                                                     ITEM 5:  INVESTMENT           VOTING AUTHORITY
                               ITEM 3:    ITEM 4:   SHARES OR DISCRETION           ----------------
   ITEM 1:        ITEM 2:       CUSIP   FAIR MARKET PRINCIPAL ----------- ITEM 7:  (A)   (B)   (C)
NAME OF ISSUER TITLE OF CLASS  NUMBER      VALUE     AMOUNT   (A) (B) (C) MANAGERS SOLE SHARED NONE
-------------- -------------- --------- ----------- --------- --- --- --- -------- ---- ------ ----
PFIZER INC.    COMMON STOCK   717081103      887093     38040         xx                  8178
                                                                      xx     12          11975
                                                                      xx     32           6687
                                                                      xx     35          11200

PROCTER &      COMMON STOCK   742718109     2948754     50946         xx                  9375
GAMBLE CO.                                                            xx     12          17367
                                                                      xx     32          11200
                                                                      xx     35          13004

SCHLUMBERGER   COMMON STOCK   806857108      437175      4500         xx                  2000
LTD                                                                   xx     12            300
                                                                      xx     32           2200

J M SMUCKER CO COMMON STOCK   832696405     2414720     54880         xx                 12850
NEW                                                                   xx     12           4610
                                                                      xx     32          11900
                                                                      xx     35          25520

SNAP ON INC    COMMON STOCK   833034101      229116      6100         xx                  2600
                                                                      xx     35           3500

SONOSITE INC   COMMON STOCK   83568G104     1171715     33468         xx                  3800
                                                                      xx     12           2200
                                                                      xx     32            300
                                                                      xx     35          27168

STATE STREET   COMMON STOCK   857477103      582120     10500         xx                  1900
CORP.                                                                 xx     12           5600
                                                                      xx     32           3000

SUNCOR ENERGY  COMMON STOCK   867229106      808064     12800         xx                   500
INC.                                                                  xx     12            500
                                                                      xx     35          11800

                                                                        PAGE: 7

AS OF: DECEMBER 31, 2005      FORM 13F        SEC FILE # MICHAEL J PUZO\28-06165

                                                                ITEM 6:                ITEM 8:
                                                     ITEM 5:  INVESTMENT           VOTING AUTHORITY
                               ITEM 3:    ITEM 4:   SHARES OR DISCRETION           ----------------
   ITEM 1:        ITEM 2:       CUSIP   FAIR MARKET PRINCIPAL ----------- ITEM 7:  (A)   (B)   (C)
NAME OF ISSUER TITLE OF CLASS  NUMBER      VALUE     AMOUNT   (A) (B) (C) MANAGERS SOLE SHARED NONE
-------------- -------------- --------- ----------- --------- --- --- --- -------- ---- ------ ----
SYMANTEC       COMMON STOCK   871503108      378000     21600         xx                  6000
CORP.                                                                 xx     12           1100
                                                                      xx     32           1000
                                                                      xx     35          13500

3 M COMPANY    COMMON STOCK   88579Y101     3089848     39869         xx                 14225
                                                                      xx     12           2068
                                                                      xx     32          13376
                                                                      xx     35          10200

UNITED         COMMON STOCK   911163103      500966     18976         xx                  2800
NATURAL                                                               xx     12           1000
FOODS INC.                                                            xx     32            300
                                                                      xx     35          14876

VERISIGN INC.  COMMON STOCK   92343E102      654810     29900         xx                  4900
                                                                      xx     12           1700
                                                                      xx     32            900
                                                                      xx     35          22400

ZIMMER         COMMON STOCK   98956P102      327084      4850         xx                   160
HOLDINGS                                                              xx     12            100
INC.                                                                  xx     32           2670
                                                                      xx     35           1920

TOTAL:                                   86,045,609